DEBT (Details) $ in Thousands, € in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Feb. 28, 2019 USD ($)	Feb. 28, 2019 EUR (€)
DEBT
Less: issuance costs and discounts amortized to interest expense	$ (5,549)		$ (14,127)
Less: short-term debt - net			(6,481)
Long-term debt, net	1,428,847		1,750,990
Revolving credit facility
DEBT
Principal amount					$ 80,000
Maximum borrowing capacity					110,000
Senior Notes
DEBT
Long-term Debt, Gross	300,000		300,000
Principal amount					$ 300,000
Interest rate					9.75%	9.75%
USD Term Loans
DEBT
Long-term Debt, Gross	687,400		997,800
Principal amount					$ 1,040,000
EUR Term Loans
DEBT
Long-term Debt, Gross	$ 446,996		$ 473,798
Principal amount | €		€ 419.0		€ 419.0		€ 450.0